CLASS S SHARES

THE SARATOGA ADVANTAGE TRUST

PORTFOLIO	TICKER
James Alpha Total Hedge Portfolio	JTHSX
James Alpha EHS Portfolio	JAHSX
James Alpha Event Driven Portfolio	JAESX
James Alpha Relative Value Portfolio	JRSVX

Incorporated herein by reference is the definitive version of the Prospectus supplement relating to the Class Shares of the James Alpha Total Hedge Portfolio, James Alpha EHS Portfolio, James Alpha Event Driven Portfolio and James Alpha Relative Value Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 13, 2018 (SEC Accession No. 0001580642-18-003381).